Impairment of Non-Financial Assets - Schedule of Impairment of Non-Financial Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment of Non-Financial Assets [Abstract]
Impairment of intangible assets	$ 464		$ 25
Impairment of property and equipment	265	1,121	1,754
Impairment of assets from revenue from contracts with customers	1,153	1,730	(17)
Total	$ 1,882	$ 2,851	$ 1,762